19. COMPENSATION PLANS	12 Months Ended
Dec. 31, 2018
Compensation Plans
COMPENSATION PLANS

19.1 Company-Value Compensation (Pampa as successor company of PEPASA)

On November 6, 2013, former PEPASA’s Extraordinary General Meeting of Shareholders resolved to approve a variable and contingent compensation to certain officers equivalent to 7% of the capital stock after the Company’s capital stock increase, valued based on the difference between the share’s market value at the time of exercising the right and a given value of U$S 0.1735 per share determined at the exact moment of the former PEPASA’s capital stock increase.

On January 13, 2014, the former PEPASA’s capital stock increase was carried out and the rights granted to Officers to receive the Company-Value Compensation became effective.

The fair value of the Option has been measured according to the Black-Scholes valuation model. The main variables considered in such model were the following:

1)	39.1% volatility based on the volatility of Pampa shares in the two listed markets;
2)	Interest rate composed by 2,7% nominal 10-year risk-free interest rate plus an Argentine country risk premium of 7.3%, in both cases as of December 31, 2018.

On January 18, 2017, PEPASA's executives requested the monetization of a significant part of the right due at that date, which was canceled by the Company on January 31, 2017.

Within the framework of the corporate reorganization process described in Note 5.1.3.2, Pampa, as the absorbing company, is the universal successor of all the rights and obligations of the absorbed companies, including PEPASA.

Therefore, as a consequence of the application of the exchange ratio of 2.2699 Pampa shares for each PEPASA share pursuant the merger, the executives who, by virtue of the agreement, had the option of monetizing their right over 2.985.000 PEPASA’ shares, has a post-merger option to monetize its right over a total of 6,775,652 Pampa’s shares at a U$S 0.0764 per share price, exercisable until November 25, 2020.

19.2 Stock-based Compensation Plan – Certain officers and other key staff (the “Compensation Plan”)

On February 8, 2017, the Company’s Board of Directors approved the creation of a stock-based compensation plan and the first Specific Program, whereby certain officers and other key staff covered by each Specific Program will receive a certain number of company shares within the stipulated term aiming to encourage the alignment of the employees performance with the Company’s strategy and to generate a clear and direct link between the creation of value for shareholders and the employees’ compensation.

Furthermore, the Company’s Board of Directors approved the acquisition of own shares in the market as a means of implementing the Plan (see Note 13.1.1).

On April 7, 2017, the Company's Shareholders’ Meeting ratified the approval of the Compensation Plan by the Board of Directors, as well as its terms and conditions; and approved the cancellation of the preferential offer to shareholders in respect to the disposition of such shares as authorized by Section 67 of Capital Markets' Act No. 26,831 for the purposes of implementing such Plan.

The number of shares is calculated based on a percentage over the total annual remuneration, plus the bonus assigned to each covered employee, divided by the weighted average price, in pesos, of the Company’s share and ADR for the same period; with one-third vesting each year, which will be awarded together with the payroll for April of the year following the vesting date, provided the employment relationship continues at least as at each vesting date.

As of December 31, 2018, the Company has estimated a total quantity of 1,727,878 treasury shares to be delivered to employees pursuant to Compensation Plan. During 2018, the Company delivered 173,891 shares and estimates to deliver 345,329, 557,996, 437,996 and 212,666 shares during 2019, 2020, 2021 and 2022, respectively.

As of the issuance of these Financial Statements, the Company has acquired 717,750 treasury shares and 191,290 treasury ADRs for an amount of $ 352 million, 173,891 of which were destined to officers compensation, remaining 543,859 treasury shares and 191,290 ADRs as of December 31, 2018.

19.3 Compensation agreements - Senior Management

On June 2, 2017, the Board of Directors approved the execution and signing of compensation agreements with the Company’s main officers (the “Senior Management”), conditional upon their approval by the Annual Ordinary Meeting of Shareholders to be held each year.

In accordance with international practices, the purpose of these agreements is to efficiently align the Senior Management’s interests with those of the Company and its shareholders, creating value for them only inasmuch as value is generated for shareholders, that is, if the Company’s market value increases.

Under these agreements, the Senior Management will be entitled to a fixed compensation and an annual, variable and contingent long-term compensation related to the Company’s annual market value appreciation, with a cap on the Company’s operating income.

With the purpose of avoiding duplication, any analogous compensation that the Senior Management had received from any of the Company’s subsidiaries, will be deducted from the compensation amount in proportion to the Company’s interests in such subsidiaries.

19.4 Share-based Compensation Plan - Edenor

In the last months of fiscal year 2016, Edenor’s Board of Directors proposed that the treasury shares be used for the implementation of a long-term incentive plan in favor of executive directors, managers or other personnel holding key executive positions in the Company in an employment relationship with the latter and those who in the future are invited to participate, under the terms of section 67 of Law No. 26,831 on Capital Markets, after the effort made by the directors in the negotiation of the RTI. The plan was ratified and approved by the ordinary and extraordinary shareholders’ meeting of Edenor held on April 18, 2017.

At the date of issuance of these financial statements, Edenor awarded a total of 1,618,332 shares to executive directors and managers as additional remuneration for their performance in special processes developed during 2016 and 2017 fiscal years.